Financial Instruments - Interest Rate and Currency Hedging Instruments (Details) - Interest rate risk - Cash flow hedges - Interest rate and currency swaps - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	¥ 308,078	¥ 300,938
Fair value, liabilities		(970)
Fair value, assets	2,100
More than One Year
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	¥ 248,078	¥ 300,938